Share-Based Payments - Model Inputs for STI Performance Rights Granted (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares
Disclosure of other equity instruments [line items]
Granted during the fiscal year Number	0	0
Equity incentive plan [member]
Disclosure of other equity instruments [line items]
Outstanding options	0	0
Granted during the fiscal year Number	0	0	0